SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Acquisition (Details)			1 Months Ended		2 Months Ended	12 Months Ended
	Oct. 26, 2021 USD ($)	Oct. 26, 2021 HKD ($)	May 31, 2020 USD ($)	May 31, 2020 HKD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Oct. 27, 2021	Oct. 26, 2021 HKD ($)
Restructuring Cost And Reserve [Line Items]
Payment for a business acquisition							$ 1,079,830
Revenues						$ 225,365,547	$ 264,488,162	$ 138,496,690
Ocean Joy Holdings Limited ("Ocean Joy")
Restructuring Cost And Reserve [Line Items]
Equity interest acquired (as a percentage)	70.00%		30.00%	30.00%					100.00%	70.00%
Business Combination, Consideration Transferred, Total	$ 1,079,830	$ 8,400,000	$ 462,276	$ 3,600,000
Maximum percentage of acquired entity revenue combined in consolidated financial statements							0.10%
Maximum percentage of acquired entity assets combined in consolidated financial statements							2.20%
Business Combination, Acquisition Related Costs						$ 11,736
Business combination, acquired receivable	$ 1,426,919									$ 11,100,000
Equity interest acquired, step acquisition (as a percentage)	70.00%									70.00%
Business combination, step acquisition fair value of equity interests	$ 462,784	$ 3,600,000
Business combination, step acquisition, equity interest gain	$ 77,593
Revenues					$ 213,895
Net income (loss)					$ 73,273